SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
SCHEDULE OF REDEEMABLE ORDINARY SHARE SUBJECT TO POSSIBLE REDEMPTION

At December 31, 2024 and 2023, the redeemable ordinary shares subject to possible redemption reflected in the consolidated balance sheet is reconciled in the following table:

Redeemable ordinary shares subject to possible redemption at December 31, 2023	$19,901,169
Plus:
Remeasurement of carrying value to redemption value	548,676
Less:
Redemption	(13,781,323)
Redeemable ordinary shares subject to possible redemption at December 31, 2024	$6,668,522

SCHEDULE OF RECONCILIATION OF BASIC AND DILUTED NET INCOME (LOSS) PER SHARE

	For year ended		For year ended
	December 31, 2024		December 31, 2023
	Class A	Class B	Class A	Class B
Basic and diluted net (loss) income per share:
Numerator:
Allocation of net (loss) income	$(12,537,472)	$-	$3,831,570	$632,509
Denominator:
Weighted average shares outstanding	8,244,188	-	16,461,668	2,717,466
Basic and diluted net (loss) income per share	$(1.52)	$-	$0.23	$0.23

Aspire Biopharma Inc [Member]
SCHEDULE OF RESTATEMENT CONSOLIDATED FINANCIAL STATEMENTS

The effect of the restatement of the Balance Sheets for December 31, 2023, is as follows:

	As Previously Reported	Restated	Effect of the
	December 31, 2023	December 31, 2023	Restatement
ASSETS:
Current Assets:
Cash	$11,174	$11,174	$-
Prepaid Expenses	35,000	35,000	-
Total Current Assets	46,174	46,174	-
Total Assets	$46,174	$46,174	$-

LIABILITIES AND STOCKHOLDERS’ EQUITY:
Current Liabilities:
Accounts Payable	$172,773	$172,773	$-
Short-term loans from shareholders	360,636	360,636	-
Other Current Liabilities	626	626	-
Total Current Liabilities	534,035	534,035	-

Total Long-Term Liabilities	-	-	-
Total Liabilities	$534,035	$534,035	$-

Stockholders Equity:
Common stock - Par Value $0.001	221,500	22,000	(199,500)
Additional paid-in-capital	758,000	957,500	199,500
Accumulated Deficit	(1,467,361)	(1,467,361)	-
Total Equity	(487,861)	(487,861)	-
TOTAL LIABILITIES AND EQUITY	$46,174	$46,174	$-